RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Assets measured at fair value:
Cash and cash equivalents	$ 756	$ 651	$ 682	$ 556	$ 614	$ 624
Restricted cash	114		81
Property, plant and equipment	38,771		39,699
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	(6,754)		(5,245)
BEPC exchangeable and class A.2 exchangeable shares	(6,483)		(5,016)
Non-recourse borrowings	(15,672)		(15,362)
Total	9,582		14,232
Investments in debt securities measured at amortized cost	350		320
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	45		78
Liabilities measured at fair value:
Financial instrument liabilities	(463)		(253)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	68		104
Liabilities measured at fair value:
Financial instrument liabilities	(104)		(154)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	69		85
Liabilities measured at fair value:
Financial instrument liabilities	(7)		(59)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	15		5
Liabilities measured at fair value:
Financial instrument liabilities	(515)		(201)
Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	(258)		$ (212)
Level 1
Assets measured at fair value:
Cash and cash equivalents	756
Restricted cash	114
Property, plant and equipment	0
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	(6,754)
BEPC exchangeable and class A.2 exchangeable shares	(6,483)
Non-recourse borrowings	(1,669)
Total	(14,036)
Level 1 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	0
BEPC exchangeable and class A.2 exchangeable shares	0
Non-recourse borrowings	(14,003)
Total	(14,497)
Level 2 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(20)
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	68
Liabilities measured at fair value:
Financial instrument liabilities	(104)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	69
Liabilities measured at fair value:
Financial instrument liabilities	(7)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	15
Liabilities measured at fair value:
Financial instrument liabilities	(515)
Level 2 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	38,771
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	0
BEPC exchangeable and class A.2 exchangeable shares	0
Non-recourse borrowings	0
Total	38,115
Level 3 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	45
Liabilities measured at fair value:
Financial instrument liabilities	(443)
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	$ (258)